SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

 The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Fuling Global, Total Faith, Taizhou Fuling and its subsidiaries and VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company has concluded that Domo is a VIE, based on the facts that Total Faith has a majority of voting rights on the board of directors and is obligated to absorb a majority of the risk of loss from Domo's economic performance. Based on our evaluation of the VIE, the Company is the primary beneficiary of its risks and rewards; therefore, it consolidates Domo for financial reporting purposes.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE, which was included in the Company’s consolidated balance sheets, statements of comprehensive income and cash flows:

	December 31, 2015	December 31, 2014

Current assets	$2,179,580	$3,792,029
Non-current assets	-	-
Total assets	2,179,580	3,792,029

Third-party liabilities	(498,614)	(919,942)

Intercompany payables*	(1,412,380)	(2,410,087)

Total liabilities	(1,910,994)	(3,330,029)

Net assets	$268,586	$462,000

* Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.

	For the years ended
	December 31, 2015	December 31, 2014

Revenue	$7,691,012	$8,186,525
Net income (loss)	$(183,074)	$474,461

	For the years ended
	December 31, 2015	December 31, 2014

Net cash provided by (used in) operating activities	$1,013,823	$(2,511,222)
Net cash (used in) provided by financing activities*	$(997,707)	$2,410,087
Net increase (decrease) in cash and cash equivalents	$16,116	$(101,135)

* Intercompany financing activities are eliminated upon consolidation.

The Company has the power to direct activities of the VIE and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of VIE that can only be used to settle obligations of the respective VIE. The creditors of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in normal course of business.

Non-controlling interests

Non-controlling interests result from the consolidation of 49% owned subsidiary Domo.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, and the recoverability of long-lived assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure short-term bank notes payable and bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes and bank borrowings, the Company is required to deposit the remainder to the escrow account to settle the bank notes payable and bank borrowings. The notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year; thus, restricted cash is classified as a current asset.

As of December 31, 2015 and 2014, the Company had restricted cash of $2,129,162 and $2,348,170, respectively, of which $1,153,444 and $1,086,438, respectively, was related to the bank acceptance notes payable (see Note 8), and $955,426 and $1,261,732, respectively, was related to the letters of credit (see Note 10). The remaining $20,292 and Nil, respectively, was related to other miscellaneous deposits made in bank.

Certificate of deposit

As of December 31, 2015 and 2014, the Company had certificates of deposit with original maturities of more than ninety days amounted to $3,186,892 and $1,352,716, respectively.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management's best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Actual amounts received may differ from management's estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	10–20 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible Assets

Intangible assets consist primarily of land use rights, trademark and patents. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Trademark	10 years
Patents	7-10 years

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2015 and 2014.

Revenue Recognition

Revenue from product sales is recognized, net of estimated provisions for sales allowances, when the merchandise is shipped and title is transferred. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); (ii) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms; (iii) the sales price is both fixed and determinable, and (iv) collectability is reasonably assured. Historically, sales returns have been minimal.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at December 31, 2015 and 2014.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The statute of limitations for the Company’s U.S. federal income tax returns and certain state income tax returns subject to examination by tax authorities for three years from the date of filing. As of December 31, 2015, the tax years ended December 31, 2010 through December 31, 2015 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable net of payments in the accompanying financial statements. Further, when exporting goods, the exporter is entitled to some or all of the refund of the VAT paid or assess. Since a majority of the Company’s products are exported to the U.S. and Europe, the Company is eligible for VAT refunds when the Company completes all the required tax filing procedures.

All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2015	December 31, 2014
Year-end spot rate	US$1=RMB 6.4917	US$1=RMB 6.1460
Average rate	US$1=RMB 6.2288	US$1=RMB 6.1457

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets and liabilities.

•	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, restricted cash, accounts receivable, advance to vendors, accounts payable, accrued expenses, advances from customers, notes payable to approximate the fair value of the respective assets and liabilities at December 31, 2015 and 2014 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term borrowings approximates fair value at December 31, 2015 and 2014 based on the terms of the borrowings and current market rates as the rate is reflective of the current market rate.

Concentrations and Credit Risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of December 31, 2015 and 2014, $17,801,169 and $4,604,884 of the Company’s cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

Substantially all of the Company’s sales are made to customers that are located primarily in the USA and Europe. The Company’s operating results could be adversely affected by the government policy on exporting business, foreign exchange rate fluctuation, and change of local market conditions. The Company has a concentration of its revenues and receivables with specific customers. For the year ended December 31, 2015, one customer accounted for 12.9% of total revenue. For the year ended December 31, 2014, no customer accounted for more than 10% of the Company’s net revenue. As of December 31, 2015, two customers' accounts receivable accounted for 29.8% and 10% of the total outstanding accounts receivable balance, respectively. As of December 31, 2014, two customers' accounts receivable accounted for 15% and 13% of the total outstanding accounts receivable balance.

For the year ended December 31, 2015, the Company purchased approximately 17.3% and 14.7% of its raw materials from two major suppliers. For the year ended December 31, 2014, the Company purchased approximately 15% and 10% of its raw materials from two major suppliers. As of December 31, 2015, advanced payments to two major suppliers accounted for 49% and 10% of the total advance payments outstanding. As of December 31, 2014, advanced payments to two major suppliers accounted for 48% and 11% of the total advance payments outstanding.

A loss of either of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Risks and Uncertainties

The major operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (ASU 2015-17), which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The updated standard is effective for us beginning on January 1, 2017 with early application permitted as of the beginning of any interim or annual reporting period. Management is evaluating the impact, if any, of this ASU on the Company’s financial position, results of operations and cash flows.

In January 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to improve the recognition and measurement of financial instruments. The new guidance makes targeted improvements to existing US GAAP by: (1) Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (2) Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; (3) Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and. (4) Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)" ("ASU 2016-02"), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts.  It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.